Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	6,185,975
Maximum Aggregate Offering Price	$ 130,464,835.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,017.19
Offering Note	Represents the maximum number of shares of Colony Bankcorp, Inc. ("Colony") common stock, par value $1.00 per share, that could be issued to holders of First Reliance Bancshares, Inc. ("FSRL") stock in connection with the merger described herein. Pursuant to Rule 416, this registration statement also covers additional shares that may be issued as a result of stock splits, stock dividends or similar transactions. In the event the number of shares of common stock required to be issued to consummate the merger described herein is increased after the date this registration statement is declared effective, Colony will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act"), by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, and calculated in accordance with Rules 457(c) and 457(f) promulgated thereunder. The proposed maximum aggregate offering price is calculated by multiplying (i) $19.81, which represents the average of the high and low prices reported for FSRL common stock on the OTC Market Group's OTCQX market on August 10, 2026, a date within five business days prior to the filing of this registration statement, by (ii) 8,226,030 shares that may be exchanged for the securities being registered, (iii) minus the estimated amount of cash to be paid by Colony to FSRL shareholders ($32,492,818.50). Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00013810.